SHAREHOLDERS' EQUITY (Detail Textuals) - Unruly	Jan. 10, 2020 Share £ / shares	Jan. 10, 2020 Share $ / shares
Disclosure of classes of share capital [line items]
Number of shares issued in acquistion	8,525,323	8,525,323
Quoted price of shares issued in acquisition | (per share)	£ 1.51	$ 1.98